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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10355

Bessemer Funds Trust

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY	10111
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 10/31/04

Date of reporting period: 07/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

BESSEMER SAND HILL INVESTORS FUND II

PORTFOLIO OF INVESTMENTS

July 31, 2004 (Unaudited)

Shares/ Principal Amount	Security Description	Value
COMMON STOCKS - 78.4%

BIOTECHNOLOGY & DRUGS - 15.9%
272,200	Affymetrix, Inc. (b)	$7,352,122
193,800	ArthroCare Corp. (b)	5,160,894
116,700	Exelixis, Inc. (b)	924,264
212,700	Inhibitex, Inc.	1,316,613
162,500	Molecular Devices Corp. (b)	3,316,625
183,300	Nektar Therapeutics (b)	3,215,082
90,600	Pharmion Corp. (b)	4,066,128
204,200	Vertex Pharmaceuticals, Inc. (b)	1,884,766

		27,236,494

BUSINESS & INFORMATION SERVICES - 5.6%
511,000	BEA Systems, Inc. (b)	3,316,390
166,100	Intuit, Inc. (b)	6,218,784

		9,535,174

COMMUNICATIONS & NETWORKING - 9.7%
543,300	3Com Corp. (b)	2,678,469
128,973	EMC Corp. (b)	1,414,834
679,700	JDS Uniphase Corp. (b)	2,344,965
426,536	Juniper Networks, Inc. (b)	9,793,266
79,900	McData Corp. - Class B (b)	387,515

		16,619,049

OTHER TECHNOLOGY - 11.0%
660,900	CNET Networks, Inc. (b)	6,034,017
416,000	Yahoo!, Inc. (b)	12,812,800

		18,846,817

SEMICONDUCTOR - 23.7%
230,000	Atheros Communications, Inc. (b)	1,669,800
358,600	FormFactor, Inc. (b)	7,200,688
186,200	Linear Technology Corp.	7,280,420
325,350	Magma Design Automation, Inc. (b)	5,774,963
147,400	Maxim Integrated Products, Inc.	7,089,940
644,800	PMC-Sierra, Inc. (b)	7,660,224
1,358,300	Vitesse Semiconductor Corp. (b)	3,803,240

		40,479,275

SOFTWARE - 12.2%
413,800	Advent Software, Inc. (b)	6,550,454
337,900	Agile Software Corp. (b)	2,513,976
51,200	Electronic Arts, Inc. (b)	2,566,656
823,600	Siebel Systems, Inc. (b)	6,671,160
630,800	Vignette Corp. (b)	902,044
327,500	webMethods, Inc. (b)	1,562,175

		20,766,465

TELECOMMUNICATIONS - 0.3%
160,451	CIENA Corp. (b)	452,472

TOTAL COMMON STOCKS (Cost $139,110,880)		133,935,746

U.S. GOVERNMENT AGENCIES - 12.8%
$ 12,000,000	Fannie Mae, 1.45%, 9/8/2004	11,959,680
10,000,000	Fannie Mae, 1.52%, 10/20/2004	9,964,300

TOTAL U.S. GOVERNMENT AGENCIES (Cost $21,923,980)		21,923,980

TOTAL INVESTMENTS (Cost $161,034,860) (a) - 91.2%		155,859,726
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.8%		15,022,215

NET ASSETS - 100.0%		$170,881,941

(a)	Represents cost for financial reporting and federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$26,218,142
Unrealized depreciation	(31,393,276)

Net unrealized depreciation	$(5,175,134)

(b)	Non-income producing security.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Bessemer Funds Trust

By (Signature and Title)*     /s/ John G. MacDonald        John G. MacDonald, Treasurer & Chief Financial Officer

Date         9/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John G. MacDonald        John G. MacDonald, Treasurer & Chief Financial Officer

Date         9/28/04

By (Signature and Title)*     /s/ Timothy J. Morris        Timothy J. Morris, President

Date         9/28/04

*	Print the name and title of each signing officer under his or her signature.